Other Accounts Receivable (Details) - Schedule of advance to suppliers - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Accounts Receivable (Details) - Schedule of advance to suppliers [Line Items]
Current advances to suppliers	S/ 33,769	S/ 76,200
Advances Joint Operations Vendors [member]
Other Accounts Receivable (Details) - Schedule of advance to suppliers [Line Items]
Current advances to suppliers	12,547	36,803
Alsthom Transporte Linea One [member]
Other Accounts Receivable (Details) - Schedule of advance to suppliers [Line Items]
Current advances to suppliers	3,691	5,786
Advances Refineria Talara [member]
Other Accounts Receivable (Details) - Schedule of advance to suppliers [Line Items]
Current advances to suppliers	2,404	6,951
Others [member]
Other Accounts Receivable (Details) - Schedule of advance to suppliers [Line Items]
Current advances to suppliers	S/ 15,127	S/ 26,660